ALPHAMARK INVESTMENT TRUST

FILED VIA EDGAR

October 25, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AlphaMark Investment Trust
File Nos. 811-152045; 333-22213
Post-Effective Amendment No. 2 on Form N-1A

Ladies and Gentlemen:

On behalf of AlphaMark Investment Trust (the "Trust"), attached for filing is Post-Effective Amendment No. 2 (the  "Amendment")  to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary